SUMMARY OF STOCK OPTION ACTIVITY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Number of Options, Beginning	158,126	90,290
Weighted Average Exercise Price, Beginning Balance	$ 13.36	$ 4.34
Number of Options, Granted	334,773	68,346
Weighted Average Exercise Price Options, Granted	$ 17.90	$ 25.21
Number of Options, Forfeited/Expired	(57,714)	(510)
Weighted Average Exercise Price Options, Forfeited/Expired	$ 14.80	$ 4.34
Number of Options, Exercised	(43,642)
Weighted Average Exercise Price Options, Exercised	$ 4.34
Weighted Average Remaining Contractual Term, Ending Balance	9 years 1 month 9 days	6 years 6 months 29 days
Aggregate intrinsic value, beginning balance	$ 854,217
Number of options, ending	391,543	158,126
Weighted Average Exercise Price, Ending Balance	$ 18.02	$ 13.36
Aggregate intrinsic value, ending balance		$ 854,217
Number of Options, Exercisable	66,193
Weighted Average Exercise Price, Exercisable	$ 16.80
Weighted Average Remaining Contractual Term, Exercisable	7 years 8 months 8 days
Aggregate intrinsic value, exercisable, ending balance